COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

11. COMMITMENTS AND CONTINGENCIES

Brio Claim

On March 22, 2013, the Company was notified that a lawsuit against it had been filed by Brio Capital L.P., which it refers to as Brio, in the Supreme Court of the State of New York, County of New York, titled Brio Capital L.P. v. Advaxis Inc., Case No. 651029/2013, which it refers to as the Action. The complaint in the Action alleges, among other things, that the Company breached the terms of certain warrants to purchase shares of its common stock that it originally issued to Brio on October 17, 2007 and on June 18, 2009, each at an initial exercise price of $25.00 per share, and that Brio has suffered damages as a result thereof. Brio’s complaint seeks (i) a preliminary and permanent injunction directing the Company to issue to Brio 21,742 shares of its common stock, along with the necessary corporate resolutions and legal opinions to enable Brio to sell such common stock publicly without restriction; and (ii) damages of at least $500,000 (in an amount to be determined at trial), along with interest, costs and attorneys’ fees related to the Action. On April 15, 2013, in partial settlement of the Brio lawsuit, the Company issued 21,742 shares of common stock, recorded non-cash expense of approximately $232,000 for the nine months ended July 31, 2013 and provided certain corporate resolutions and legal opinions necessary to enable Brio Capital L.P. to sell such common stock publicly without restriction. The Company believes the remaining claims under the Action are entirely without merit, and it intends to vigorously defend itself against the Action.

University of Pennsylvania

On May 10, 2010, the Company entered into a second amendment to the Penn license agreement pursuant to which it acquired exclusive licenses for an additional 27 patent applications related to its proprietary Listeria vaccine technology. As part of this amendment the Company exercised its option for the rights to seven additional patent dockets, including 23 additional patent applications, at an option exercise fee payable in the form of $35,000 in cash and $70,000 in its common stock (approximately 3,111 shares of its common stock based on a price of $22.50 per share) and agreed to pay historical patent costs incurred by Penn at a cost of approximately $462,000. As of July 31, 2013, the Company owed Penn approximately $460,000 under all licensing agreements.

Numoda

On June 19, 2009 the Company entered into a Master Agreement and on July 8, 2009, it entered into a Project Agreement with Numoda Corporation, which it refers to as Numoda, a leading clinical trial and logistics management company, to oversee Phase II clinical activity with ADXS11-001 for the treatment of invasive cervical cancer and CIN. Numoda is responsible globally for integrating oversight and logistical functions with the clinical research organizations, contract laboratories, academic laboratories and statistical groups involved. The scope of this agreement covers over three years and is estimated to cost approximately $12.2 million for both trials. Pursuant to the Master Agreement, the Company is permitted to pay a portion of outstanding charges to Numoda in the form of the Company’s common stock and during May 2010, the Company issued 28,000 shares of its common stock to an affiliate of Numoda in satisfaction of $350,000 in services rendered by Numoda to the Company under the Master Agreement. The Company has recorded deferred expenses on the balance sheet for this amount and amortizes this amount to expense over the life of the agreement. As the Company is billed by Numoda on a monthly basis, these costs are capitalized to deferred expenses. As the clinical trials progress in terms of patient enrollment and time, the Company reduces the deferred expense balance and recognizes clinical trials expense on the statement of operations. From inception through July 31, 2013, the Company has paid Numoda approximately $7.65 million.
As of July 31, 2013, the Company owed Numoda approximately $1.4 million, which is recorded in Accounts Payable.

Numoda-Socius Stock Issuance

On July 24, 2012, the Circuit Court of the 11th Judicial Circuit in and for Miami-Dade County, Florida entered an Order Approving Stipulation for Settlement of Claim, which the Company refers to as the Order, in the matter titled Socius CG II, Ltd. v. Advaxis, Inc. The Order, together with the Stipulation for Settlement Claim, which the Company refers to as the Stipulation, provide for the full and final settlement of Socius’s $2,888,860 claim against the Company ($1.8 million claim from Numoda plus approximately $1 million in transaction related costs) in connection with past due invoices relating to clinical trial services, which the Company refers to as the Claim. Socius purchased approximately $1.8 million of the Claim against the Company from Numoda Corporation.
Pursuant to the terms of the Order and the Stipulation, the Company issued and delivered to Socius an aggregate of 197,449 shares of its common stock for the entire Claim in the period from July to November 2012, which were subject to adjustment as described in the Stipulation. During the three and nine months ended July 31, 2013, the Company recorded non-cash income of approximately $0 and $615,000 related to the issuance of stock to Socius in settlement of the Claim.

Separation Agreement

On March 6, 2013, the Company announced the departure of Dr. John Rothman, the Company’s former Executive Vice President of Clinical and Scientific Operations, effective March 1, 2013. On March 20, 2013, the Company entered into a Separation Agreement and General Release with Dr. Rothman, pursuant to which Dr. Rothman released the Company from all claims and agreed to continue to assist the Company as a consultant until February 28, 2014 in exchange for (i) being compensated on an hourly basis for certain project assignments as requested by the Company, (ii) receiving an aggregate of approximately $275,000, paid in installments over the course of the one year consulting period, and (iii) all of the options to purchase shares of the Company’s common stock held by Dr. Rothman being fully vested with the exercise period of such options being extended until March 1, 2015.

Office & Laboratory Lease

In April 2011, the Company entered into a Sublease Agreement and relocated the current offices and laboratory to an approximately 10,000 square foot leased facility in Princeton, NJ which approximates $21,000 per month plus utilities. Utility costs are estimated to be approximately $7,200 per month and are capped at approximately $10,700 per month. The Company made an initial payment of approximately $54,000 prior to entering the new facility. Approximately $38,000 of the initial $54,000 payment was for the security deposit and was recorded on the balance sheet as a long-term asset. The Sublease Agreement has a termination date of November 29, 2015. The Company expects its annual lease costs to approximate $337,000 per year (approximately $1.02 million in the aggregate) until the termination of this agreement in November 2015.
On March 13, 2013, the Company entered into a modification of the Sublease Agreement whereby all unpaid accrued lease amounts and future lease amounts through June 30, 2013, which the Company estimated to be approximately $450,000, would be satisfied by a payment in total of $200,000, with $100,000 paid on March 13, 2013 and $100,000 payable upon the consummation of a future capital raising transaction by the Company. In addition, lease payments for the period July 1, 2013 through November 30, 2015 will be reduced to a total of $20,000 per month.

Other

Pursuant to a Clinical Research Service Agreement, executed in April 2005, the Company is obligated to pay Pharm — Olam International for service fees related to a Phase I clinical trial. As of July 31, 2013, the Company has no outstanding balance of on this agreement. During the nine months ended July 31, 2013, the Company settled an aged payable balance in the amount of $223,620 for a payment of $75,000, recording non-cash income of approximately $148,000 on this transaction.

Sale of Net Operating Losses (NOLs)

The Company may be eligible, from time to time, to receive cash from the sale of its Net Operating Losses under the State of New Jersey NOL Transfer Program. In December 2012, the Company received notification that it will receive a net cash amount of approximately $725,000 from the sale of its state NOLs and research and development tax credits for the periods ended October 31, 2010 and 2011. These proceeds were received in January 2013.

12. COMMITMENTS AND CONTINGENCIES:

University of Pennsylvania

On May 10, 2010, we entered into a second amendment to the Penn license agreement pursuant to which we acquired exclusive licenses for an additional 27 patent applications related to our proprietary Listeria vaccine technology. As part of this amendment we exercised our option for the rights to seven additional patent dockets, including 23 additional patent applications, at an option exercise fee payable in the form of $35,000 in cash and $70,000 in our common stock (approximately 3,111 shares of our common stock based on a price of $22.50 per share) and agreed to pay historical patent costs incurred by the University of Pennsylvania at a cost of approximately $462,000. As of October 31, 2012, the Company owed the University of Pennsylvania approximately $517,000 under all licensing agreements.

Numoda

On June 19, 2009 we entered into a Master Agreement and on July 8, 2009 we entered into a Project Agreement with Numoda, a leading clinical trial and logistics management company, to oversee Phase II clinical activity with ADXS11-001 for the treatment of invasive cervical cancer and CIN. Numoda will be responsible globally for integrating oversight and logistical functions with the clinical research organizations, contract laboratories, academic laboratories and statistical groups involved. The scope of this agreement covers over three years and is estimated to cost approximately $12.2 million for both trials. Per the agreement, the Company is permitted to pay a portion of outstanding charges to Numoda in the form of the Company’s common stock and during May 2010, the Company issued 28,000 shares of its common stock to an affiliate of Numoda in satisfaction of $350,000 in services rendered by Numoda to the Company under the Master Agreement. The Company has recorded deferred expenses on the balance sheet for this amount and amortizes this amount to expense over the life of the agreement. As the Company is billed by Numoda on a monthly basis, these costs are capitalized to deferred expenses. As the clinical trials progress in terms of patient enrollment and time, the Company reduces the deferred expense balance and recognizes clinical trials expense on the statement of operations. From inception through October 31, 2012, the Company has paid Numoda approximately $7.4 million.

Numoda -Stock Purchase Agreement

On June 13, 2012, we entered into a stock purchase agreement with Numoda Corporation pursuant to which we issued to Numoda 120,000 shares of our common stock, which we refer to as the AR Cancellation Shares, at a purchase price per share of $18.75, in exchange for the immediate cancellation of $2,250,000 of accounts receivables owed by us to Numoda pursuant to the Master Agreement, dated June 19, 2009, between Numoda and us. In connection with such issuance, we registered the AR Cancellation Shares with the Securities and Exchange Commission. The Company recorded noncash income of approximately $869,000 as a result of this stock purchase agreement.

Numoda- Socius Stock Issuance

On July 24, 2012, the Circuit Court of the 11th Judicial Circuit in and for Miami-Dade County, Florida entered an Order Approving Stipulation for Settlement of Claim, which we refer to as the Order, in the matter titled Socius CG II, Ltd. v. Advaxis, Inc. The Order, together with the Stipulation for Settlement Claim, which we refer to as the Stipulation, provide for the full and final settlement of Socius’s $2,888,860 claim against the Company ($1.8 million claim from Numoda plus approximately $1 million in transaction related costs) in connection with past due invoices relating to clinical trial services, which we refer to as the Claim. Socius purchased approximately $1.8 million of the Claim against us from Numoda Corporation.
Pursuant to the terms of the Order and the Stipulation, we issued and delivered to Socius an aggregate of 192,467 shares of our common stock for the entire Claim, which are subject to adjustment as described in the Stipulation. The Company recorded noncash income of approximately $618,000 related to the issuance of stock to Socius in settlement of the Claim.
As of October 31, 2012, the Company owed Numoda approximately $858,000, which is recorded in Accounts Payable at the balance sheet date.

Office & Laboratory Lease

In April 2011, the Company entered into a Sublease Agreement and relocated the current offices and laboratory to an approximately 10.000 square foot leased facility in Princeton, NJ. Costs approximate $21,000 per month plus utilities. Utility costs are estimated to be approximately $7,200 per month and are capped at approximately $10,700 per month. The Company made an initial payment of approximately $54,000 prior to entering the new facility. Approximately $38,000 of the initial $54,000 payment was for the security deposit and was recorded on the balance sheet as a long-term asset, The remaining $16,000 went towards our first month of rent. The agreement has a termination date of November 29, 2015. The Company expects its annual lease costs to approximate $337,000 per year (approximately $1.02 million in the aggregate) until the termination of this agreement in November 2015.

Other

Pursuant to a Clinical Research Service Agreement, executed in April 2005, the Company is obligated to pay Pharm — Olam International for service fees related to our Phase I clinical trial. As of October 31, 2012, the Company has an outstanding balance of $223,620 on this agreement.
Moore Employment Agreement and Option Agreements. We are party to an employment agreement with Mr. Moore, dated as of August 21, 2007 (memorializing an oral agreement dated December 15, 2006), that provides that he will serve as our Chairman of the Board and Chief Executive Officer for an initial term of two years. For so long as Mr. Moore is employed by us, Mr. Moore is also entitled to nominate one additional person to serve on our board of directors. Following the initial term of employment, the agreement was renewed for a one year term, and is automatically renewable for additional successive one year terms, subject to our right and Mr. Moore’s right not to renew the agreement upon at least 90 days’ written notice prior to the expiration of any one year term.
Under the terms of the agreement, Mr. Moore was entitled to receive a base salary (currently $350,000 per year). This amount is subject to annual review for increases by our board of directors in its sole discretion. The agreement also provides that Mr. Moore is entitled to receive family health insurance at no cost to him. Mr. Moore’s employment agreement does not provide for the payment of a bonus.
We have also agreed to grant Mr. Moore 12,000 shares of our common stock if the price of common stock (adjusted for any splits) is equal to or greater than $50.00 for 40 consecutive business days. Pursuant to the terms of his employment agreement, all options will be awarded and vested upon a merger of the company which is a change of control or a sale of the company while Mr. Moore is employed. In addition, if Mr. Moore’s employment is terminated by us, Mr. Moore is entitled to receive severance payments equal to one year’s salary at the then current compensation level.
Mr. Moore has agreed to refrain from engaging in certain activities that are competitive with us and our business during his employment and for a period of 12 months thereafter under certain circumstances. In addition, Mr. Moore is subject to a non-solicitation provision for 12 months after termination of his employment.
Rothman Employment Agreement and Option Agreements. We previously entered into an employment agreement with Dr. Rothman, Ph.D., dated as of March 7, 2005, that provided that he would serve as our Vice President of Clinical Development for an initial term of one year. While the employment agreement has expired and has not been formally renewed in accordance with the agreement, Dr. Rothman remains employed by us and is currently our Executive V.P. of Clinical and Scientific Operations. Dr. Rothman’s current salary is $305,000, consisting of $275,000 in cash and $30,000, payable in our common stock.
Dr. Rothman has agreed to refrain from engaging in certain activities that are competitive with us and our business during his employment and for a period of 18 months thereafter under certain circumstances. In addition, Dr. Rothman is subject to a non-solicitation provision for 18 months after termination of his employment.